Annual Total Returns - Franklin LifeSmart™ 2040 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2040 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2014	5.67%
Annual Return 2015	(1.94%)
Annual Return 2016	2.91%
Annual Return 2017	18.50%
Annual Return 2018	(7.00%)
Annual Return 2019	21.50%